Secured Investor Certificates (Details Narrative) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 30, 2012	Mar. 30, 2009
Notes to Financial Statements
Secured Investos Certificates Renewal	$ 352,000	$ 632,000		$ 109,000	$ 671,000
Secured Investor Certificates Series C Offering						20,000,000	20,000,000
Secured Investor Certificates Series C Issued			7,932
Secured Investor Certificates Series C Value			7,932,000
Secured Investor Certificates Principal Value		$ 1,000